Fair Value Measurements - Summary of Fair Value, Assets Measured on Nonrecurring Basis Using Unobservable Inputs (Details) - Fair Value, Nonrecurring [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 86,166
Total Losses	(47,092)
Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	85,166
Total Losses	(40,000)
Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,000
Total Losses	(4,000)
Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0
Total Losses	$ (3,092)